Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 154	$ (353)	$ (2,231)	$ (2,461)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	268	160	620	547
Provisions for loan losses				2,500
Amortization of premiums and discounts on securities, net	143	85	337	270
Gain on sale of loans held for sale	(47)	(16)	(16)
Proceeds from the sale of loans held for sale	1,199	1,864	1,967	1,593
Loans originated as held for sale	(815)	(183)	(729)	(183)
Amortization of deferred loan fees and costs, net	(12)	(9)	(119)	(24)
Income from bank-owned life insurance, net	(81)	(58)	(331)	(154)
(Gain) loss on sale of other real estate owned			(20)	204
Gain on sale of securities available for sale	(26)	(142)	(195)
(Increase) decrease in accrued interest receivable	(2)	70	250	(32)
Decrease in Other intangible assets			54
Amortization of other intangible assets	30
Increase (decrease) in deferred tax assets	48	(95)	(1,483)	(1,492)
(Increase) decrease in other assets	834	(350)	(1,114)	50
Stock options and restricted stock compensation expense	212		591
Employee Stock Ownership Plan compensation expense			171	136
Decrease in other liabilities	(4,140)	(314)	2,834	1,272
Net cash (used in) provided by operating activities	(2,235)	659	639	2,260
Cash flows from investing activities:
Maturities of time deposits with banks	490	490	1,470	3,648
Purchases of securities held to maturity				(30,273)
Maturities of securities held to maturity		5,000	5,000	2,000
Principle repayment of securities held to maturity		800	800	966
Proceeds from sale of securities available for sale	4,048	9,943	60,369
Purchases of securities available for sale	(15,630)		(23,507)
Calls and maturities of securities available for sale	6,000		8,000
Principle repayment of securities available for sale	1,686		2,923
Net increase in loans	(11,506)	(10,000)	(38,073)	(3,301)
Proceeds from sale of other real estate owned			61	1,177
Purchases of premises and equipment, net	(269)	(837)	(3,431)	(493)
Purchase of bank owned life insurance				(3,050)
Redemption (purchase) of Federal Home Loan Bank stock	291	(31)	123	57
Business acquisitions, net of cash received			15,424
Net cash (used in) provided by investing activities	(14,890)	5,365	29,159	(29,269)
Cash flows from financing activities:
Net increase (decrease) in deposits	16,089	18,362	9,260	(965)
Net decrease in Federal Home Loan Bank Advances			(3,980)
Net decrease in other borrowings	(7,689)		(1,858)
Redemption in Preferred Stock			(5,700)
Net increase in subordinated notes	11,000
Payment of Dividend to Preferred Stock			(14)
Net proceeds received from stock issuance			11,359	37,399
Net cash provided by financing activities	19,400	18,362	9,067	36,434
Increase in cash and cash equivalents	2,275	24,386	38,865	9,425
Cash and cash equivalents at beginning of period	59,344	20,479	20,479	11,054
Cash and cash equivalents at end of period	61,619	44,865	59,344	20,479
Supplemental disclosure of cash flow information:
Cash paid during the period for-Interest	339	67	716	159
Noncash transactions:
Accumulated other comprehensive income (loss), net change in unrealized gain (loss) on securities available for sale, net of taxes	$ 176	157	(108)
Securities held to maturity transferred to available for sale		$ 69,665	69,665
Transfer from loans to loans held for sale				$ 3,422
Noncash assets acquired and liabilities assumed:
Securities available for sale			44,372
Loans			179,408
Premises and equipment			8,727
Federal Home Loan Bank stock			1,540
Cash surrender value of bank-owned life insurance			4,585
Deferred income taxes			2,095
Goodwill			9,500
Core Deposit Intangible			655
Accrued interest			685
Other Real Estate Owned			32
Other assets			98
Deposits			225,927
Federal Home Loan Bank advances			31,480
Other borrowings			3,285
Other liabilities			729
Preferred Stock			$ 5,700